Financing receivables (Tables)	6 Months Ended
Sep. 30, 2024
Financing Receivables [Abstract]
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies
The following tables present a summary of loans receivable reported within
Loans and receivables
or
Investments in and advances to
affiliated companies
in the consolidated balance sheets as of March 31, 2024, and September 30, 2024 by portfolio segment.

	Millions of yen
	March 31, 2024
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivables
Loans at banks	¥915,962	¥—	¥915,962
Short-term secured margin loans	608,332	—	608,332
Inter-bank money market loans	—	—	—
Corporate loans	1,870,316	2,074,585	3,944,901

Total loans receivables	¥3,394,610	¥2,074,585	¥5,469,195

Advances to affiliated companies	8,066	1,514	9,580

Total	¥3,402,676	¥2,076,099	¥5,478,775

	Millions of yen
	September 30, 2024
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivables
Loans at banks	¥975,225	¥—	¥975,225
Short-term secured margin loans	725,420	—	725,420
Inter-bank money market loans	—	—	—
Corporate loans	1,608,372	2,045,084	3,653,456

Total loans receivables	¥3,309,017	¥2,045,084	¥5,354,101

Advances to affiliated companies	7,803	2,268	10,071

Total	¥3,316,820	¥2,047,352	¥5,364,172

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for doubtful accounts
The
following tables present changes in the allowances for current expected credit losses for the six months ended September 30, 2023 and 2024 as determined using the CECL impairment model defined by ASC 326.

	Millions of yen
	Six months ended September 30, 2023
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,126	¥—	¥2,930	¥4,056	¥1,776	¥5,832
Provision for credit losses	—	—	537	537	14	551
Write-offs	—	—	(386)	(386)	—	(386)
Other (2)	(377)	—	226	(151)	(65)	(216)

Ending balance	¥749	¥—	¥3,307	¥4,056	¥1,725	¥5,781

	Millions of yen
	Six months ended September 30, 2024
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥785	¥—	¥1,631	¥2,416	¥15,631	¥18,047
Provision for credit losses	49	—	(165)	(116)	13	(103)
Write-offs	—	—	—	—	—	—
Other (2)	—	—	(89)	(89)	(1,231)	(1,320)

Ending balance	¥834	¥—	¥1,377	¥2,211	¥14,413	¥16,624

(1)	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.
(2)	Primarily includes recoveries and foreign exchange movements.

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators
The following tables present an analysis of each portfolio segment not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries by years of origination as of March 31, 2024 and September 30, 2024.

	Millions of yen
	March 31, 2024
	2024	2023	2022	2021	2020	2019 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥122,946	¥213,785	¥12,000	¥5,660	¥2,650	¥27,115	¥—	¥384,156
BB-CCC	108,558	215,226	5,086	—	995	283	—	330,148
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	139,104	—	—	—	—	—	139,104

Total secured loans at banks	¥231,504	¥568,115	¥17,086	¥5,660	¥3,645	¥27,398	¥—	¥853,408

Unsecured loans at banks:
AAA-BBB	¥4,075	¥9,904	¥2,844	¥8,449	¥6,352	¥25,099	¥—	¥56,723
BB-CCC	900	756	—	1,000	875	2,300	—	5,831
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥4,975	¥10,660	¥2,844	¥9,449	¥7,227	¥27,399	¥—	¥62,554

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	285,209	19,038	—	—	—	—	304,085	608,332

Total short-term secured margin loans	¥285,209	¥19,038	¥—	¥—	¥—	¥—	¥304,085	¥608,332

Secured corporate loans:
AAA-BBB	¥32,362	¥217,440	¥177,557	¥113,559	¥84,442	¥103,995	¥685,608	¥1,414,963
BB-CCC	—	25,759	17,018	12,591	32,187	8,204	161,371	257,130
CC-D	—	—	—	—	—	—	—	—
Others (1)	8,203	302	—	—	—	—	252	8,757

Total secured corporate loans	¥40,565	¥243,501	¥194,575	¥126,150	¥116,629	¥112,199	¥847,231	¥1,680,850

	Millions of yen
	March 31, 2024
	2024	2023	2022	2021	2020	2019 or earlier	Revolving	Total
Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	36,329	8,376	—	—	—	—	—	44,705
CC-D	—	—	—	—	—	—	—	—
Others	150	122	—	537	—	143,952	—	144,761

Total unsecured corporate loans	¥36,479	¥8,498	¥—	¥537	¥—	¥143,952	¥—	¥189,466

Advances to affiliated companies
AAA-BBB	¥—	¥4,066	¥3,000	¥1,000	¥—	¥—	¥—	¥8,066
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥—	¥4,066	¥3,000	¥1,000	¥—	¥—	¥—	¥8,066

Total	¥598,732	¥853,878	¥217,505	¥142,796	¥127,501	¥310,948	¥1,151,316	¥3,402,676

(1)	Relates to collateralized exposures where a specified ratio of LTV is maintained.
(2)	The amounts of write-offs as of March 31, 2024 were not significant.

	Millions of yen
	September 30, 2024
	2024	2023	2022	2021	2020	2019 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥284,167	¥73,126	¥7,000	¥5,150	¥2,600	¥24,784	¥—	¥396,827
BB-CCC	274,315	77,042	8,464	—	970	266	—	361,057
CC-D	—	—	—	—	—	—	—	—
Others (1)	160,827	—	—	—	—	—	—	160,827

Total secured loans at banks	¥719,309	¥150,168	¥15,464	¥5,150	¥3,570	¥25,050	¥—	¥918,711

Unsecured loans at banks:
AAA-BBB	¥5,405	¥9,367	¥2,506	¥8,055	¥3,950	¥21,725	¥—	¥51,008
BB-CCC	1,000	756	—	—	1,550	2,200	—	5,506
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥6,405	¥10,123	¥2,506	¥8,055	¥5,500	¥23,925	¥—	¥56,514

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	409,370	2,785	—	—	—	—	313,265	725,420

Total short-term secured margin loans	¥409,370	¥2,785	¥—	¥—	¥—	¥—	¥313,265	¥725,420

Secured corporate loans:
AAA-BBB	¥229,053	¥237,408	¥141,224	¥59,940	¥61,724	¥82,337	¥280,143	¥1,091,829
BB-CCC	37,480	57,005	22,832	4,022	34,636	2,372	154,391	312,738
CC-D	—	—	—	—	—	—	189	189
Others (1)	67,640	—	—	—	257	—	132	68,029

Total secured corporate loans	¥334,173	¥294,413	¥164,056	¥63,962	¥96,617	¥84,709	¥434,855	¥1,472,785

	Millions of yen
	September 30, 2024
	2024	2023	2022	2021	2020	2019 or earlier	Revolving	Total
Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	184	113	—	503	—	134,787	—	135,587

Total unsecured corporate loans	¥184	¥113	¥—	¥503	¥—	¥134,787	¥—	¥135,587

Advances to affiliated companies
AAA-BBB	¥—	¥3,803	¥3,000	¥1,000	¥—	¥—	¥—	¥7,803
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥—	¥3,803	¥3,000	¥1,000	¥—	¥—	¥—	¥7,803

Total	¥1,469,441	¥461,405	¥185,026	¥78,670	¥105,687	¥268,471	¥748,120	¥3,316,820

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.
(2)	The amounts of write-offs as of September 30, 2024 were not significant.